Segment And Geographic Information (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 segment	Dec. 31, 2013
Segment Reporting [Abstract]
Number of geopraphical divisions	4
Property and equipment	$ 1,116,281	$ 1,244,311